Personnel expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Line Items]
Total personnel expenses	$ 27,318	$ 24,899	$ 17,680
Increase / (decrease) in personnel expenses	$ 2,419
Credit Suisse
Personnel Expenses [Line Items]
Total personnel expenses		$ 24,899